EMPLOYEE BENEFIT EXPENSES (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Wages and salaries	€ (1,067)	€ (920)	€ (855)
Pension costs - defined benefit plans	(22)	(24)	(23)
Other post-employment benefits	(3)	(8)	(9)
Share-based compensation	(18)	(15)	(15)
Total employee benefit expenses	€ (1,110)	€ (967)	€ (902)